CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (524,766,000)	$ (82,346)	¥ 2,778,323,000	¥ (2,180,127,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of property and equipment	879,700,000	138,049	552,798,000	561,995,000
Amortization of intangible assets	491,032,000	77,054	621,174,000	477,323,000
Net impairment losses on financial assets	1,326,698,000	208,188	781,656,000	382,129,000
Impairment of goodwill, intangible assets and other long-lived assets	746,705,000	117,174	236,050,000
Equity method investment impairment	2,900,000	457	26,650,000	1,500,000
Provision (reversal) of credit losses for financing receivables	124,335,000	19,511	(26,650,000)	38,425,000
Deferred tax benefits	(170,065,000)	(26,687)	(359,429,000)	(438,661,000)
Share of results of equity investees	(39,520,000)	(6,201)	10,924,000	(11,382,000)
Dividends received from long-term investments	76,619,000	12,023	38,616,000	8,000,000
Fair value changes in investments	(564,804,000)	(88,631)	(369,124,000)	109,193,000
Impairment loss for equity investments accounted for using measurement alternative	183,800,000	28,841	9,000,000	0
Loss on disposal of a subsidiary				15,368,000
Gain on short-term investments	(487,724,000)	(76,535)	(174,839,000)	(104,893,000)
Foreign currency exchange loss (gain)	(20,988,000)	(3,293)	(3,506,000)	54,052,000
Loss (gain) on disposal of property, equipment and intangible assets	467,000	73	(3,548,000)	7,448,000
Share-based compensation expenses	1,538,287,000	241,390	2,252,589,000	2,955,590,000
Changes in assets and liabilities:
Accounts receivable	2,646,058,000	415,224	(5,835,383,000)	(5,040,865,000)
Amounts due from and prepayments to related parties	(106,993,000)	(16,790)	442,957,000	113,435,000
Prepayments, receivables and other assets	1,450,492,000	227,614	559,094,000	(3,401,469,000)
Right-of-use assets	(418,389,000)	(65,654)	(1,196,085,000)	(493,133,000)
Other non-current assets	(11,331,000)	(1,778)	108,724,000	192,566,000
Accounts payable	(566,709,000)	(88,929)	2,302,917,000	2,719,717,000
Amounts due to related parties	329,823,000	51,756	(9,404,000)	37,757,000
Employee compensation and welfare payable	(1,399,663,000)	(219,638)	2,118,789,000	727,231,000
Customer deposits payable	(2,561,919,000)	(402,021)	2,360,453,000	1,589,450,000
Contract liabilities	367,772,000	57,711	140,784,000	289,559,000
Lease liabilities	588,714,000	92,382	1,322,908,000	431,398,000
Accrued expenses and other current liabilities	80,442,000	12,624	767,172,000	379,564,000
Income taxes payable	(418,876,000)	(65,731)	(8,350,000)	682,341,000
Other liabilities	52,993,000	8,316	(83,311,000)	10,615,000
Net cash provided by operating activities	3,595,122,000	564,153	9,361,949,000	112,626,000
Cash flows from investing activities:
Purchases of short-term investments	(47,854,690,000)	(7,509,445)	(52,966,073,000)	(10,351,585,000)
Maturities of short-term investments	37,978,991,000	5,959,732	39,767,644,000	11,136,382,000
Cash paid for business combinations, net of cash acquired	(21,842,000)	(3,427)	(10,800,000)	(772,783,000)
Proceeds from disposal of a subsidiary, property, equipment and long-lived assets	18,521,000	2,906	24,667,000	28,770,000
Purchases of property, equipment and intangible assets	(1,429,977,000)	(224,395)	(887,002,000)	(703,008,000)
Financing receivables originated	(32,966,185,000)	(5,173,114)	(37,176,862,000)	(16,178,638,000)
Collections of financing receivables principal	36,279,018,000	5,692,970	35,384,443,000	14,792,984,000
Purchases of long-term held-to-maturity investments	(136,322,000)	(21,392)
Purchases of available-for-sale debt investments	(8,544,633,000)	(1,340,839)
Purchases of long-term other investments	(9,458,545,000)	(1,484,252)	(996,123,000)	(1,917,860,000)
Sales and maturities of available-for-sale debt investments	715,957,000	112,349
Proceeds from disposal of other long-term investments	542,043,000	85,059	790,000	800,000
Loans to related parties	(28,100,000)	(4,410)	(29,953,000)	(584,576,000)
Repayments of loans from related parties	21,690,000	3,404	1,911,651,000	675,792,000
Net cash used in investing activities	(24,884,074,000)	(3,904,854)	(14,977,618,000)	(3,873,722,000)
Cash flows from financing activities:
Proceeds from issuance of preferred shares				15,844,058,000
Ordinary shares issuance upon IPO, net of issuance costs			16,345,822,000
Ordinary shares issuance upon follow-on public offering, net of issuance costs			15,284,283,000
Cash paid for non-controlling interests in subsidiaries	(870,000)	(137)	(51,474,000)	(6,383,000)
Cash paid for mandatorily redeemable non-controlling interests (Note 15)			(193,983,000)
Repurchase of ordinary shares				(207,145,000)
Proceeds from issuance of ordinary shares upon exercise of share option	7,000	1
Proceeds from re-issuance of treasury shares				232,885,000
Repurchase of deemed issued shares				(140,074,000)
Proceeds from short-term borrowing	260,000,000	40,800	250,000,000	3,333,343,000
Repayments of short-term borrowings			(970,000,000)	(2,823,343,000)
Proceeds from long-term borrowings			42,040,000	4,880,423,000
Repayments of long-term borrowings			(4,528,725,000)
Proceeds from funding debts	507,543,000	79,645	3,260,988,000	3,950,227,000
Repayments of funding debts	(1,840,853,000)	(288,870)	(4,032,701,000)	(2,582,213,000)
Reinjection of capital from preferred shareholders in connection with the Reorganization (Note 1)				9,892,606,000
Repatriation of capital to preferred shareholders to facilitate the Reorganization (Note 1)				(6,931,136,000)
Repurchases of preferred shares				(2,414,607,000)
Dividends paid to non-controlling shareholders of subsidiaries				(2,245,000)
Net cash provided by (used in) financing activities	(1,074,173,000)	(168,561)	25,406,250,000	23,026,396,000
Effect of exchange rate change on cash, cash equivalents and restricted cash	(442,141,000)	(69,382)	(2,183,682,000)	(94,922,000)
Net increase (decrease) in cash and cash equivalents and restricted cash	(22,805,266,000)	(3,578,644)	17,606,899,000	19,170,378,000
Cash and cash equivalents at the beginning of the year	40,969,979,000	6,429,084	24,319,332,000	9,115,649,000
Restricted cash at the beginning of the year	8,567,496,000	1,344,427	7,380,341,000	3,516,594,000
Non-current restricted cash at the beginning of the year	0	0	230,903,000	127,955,000
Cash, cash equivalents and restricted cash at the beginning of the year	49,537,475,000	7,773,511	31,930,576,000	12,760,198,000
Cash and cash equivalents at the end of the year	20,446,104,000	3,208,440	40,969,979,000	24,319,332,000
Restricted cash at the end of the year	6,286,105,000	986,427	8,567,496,000	7,380,341,000
Non-current restricted cash at the end of the year	0	0	0	230,903,000
Cash, cash equivalents and restricted cash at the end of the year	26,732,209,000	4,194,867	49,537,475,000	31,930,576,000
Supplemental disclosures:
Cash paid for income taxes	(2,295,576,000)	(360,226)	(2,076,115,000)	(660,683,000)
Cash paid for interest	(4,671,000)	(733)	(194,752,000)	(236,827,000)
Noncash investing and financing activities
Accretion of convertible redeemable preferred shares to redemption value			1,755,228,000	1,866,528,000
Prepayments for long-term investments				40,000,000
Changes in accounts payable related to property and equipment addition	¥ 20,142,000	$ 3,161	(139,100,000)	¥ 48,230,000
Issuance of ordinary shares for purchase of non-controlling interests (Note 15)			¥ 605,395,000